Debt and Other Financing (Maturities of Long-Term Debt) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Debt Instruments [Abstract]
Maturities, 2016	$ 4.8
Maturities, 2017	3.6
Maturities, 2018	503.2
Maturities, 2019	350.1
Maturities, 2020	500.0
Maturities, 2021 and Beyond	751.0
Total Maturities	$ 2,112.7